KEMPER INCOME FUNDS
                             Kemper High Yield Fund
                            Kemper High Yield Fund II
                       Kemper High Yield Opportunity Fund
                   Kemper Income and Capital Preservation Fund
                     Kemper Short-Term U.S. Government Fund*
                         Kemper Strategic Income Fund**
                     Kemper U.S. Government Securities Fund
                            Kemper U.S. Mortgage Fund

                            SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 1, 2000

                            ------------------------

                                 CLASS I SHARES

                            ------------------------

* On February 5, 1999, Kemper Short-Intermediate Government Fund was reorganized into Kemper Adjustable Rate U.S. Government Fund. Kemper Adjustable Rate U.S. Government Fund was then renamed Kemper Short-Term U.S. Government Fund, and its objective and policies were changed accordingly.

**   Formerly Kemper Diversified Income Fund

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The following information supplements the indicated sections of the prospectus.

PERFORMANCE

The following table shows how the funds Class I Shares' returns over different periods average out. For context, the table has a broad-based market index (which, unlike the fund, have no fees or expenses). All figures in this section assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Average Annual Total Returns -- Class I shares

For periods ended                                            Inception of
December 31, 1998               One Year     Life of Class       Class
-----------------               --------     -------------       -----

Kemper High Yield Fund           1.59%          11.10%         12/29/94

Salomon Brothers Long-Term
High Yield Bond Index*           9.23%        15.74%**             --

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* The Salomon Brothers Long-Term High Yield Bond Index is on a total return basis and is comprised of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc.

**  For the period of 12/31/94 through 12/31/98.

For periods ended                                            Inception of
December 31, 1998               One Year     Life of Class       Class
-----------------               --------     -------------       -----

Kemper Income And Capital
Preservation Fund                8.16%            7.80%           7/3/95

Lehman Brothers Aggregate
Bond Index*                      8.69%          8.09%**             --
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* The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities, and mortgage backed securities.

**  For the period of 6/30/95 through 12/31/98.

For periods ended                                            Inception of
December 31, 1998               One Year     Life of Class       Class
-----------------               --------     -------------       -----

Kemper U.S. Government           7.26%            7.39%           7/3/95
Securities Fund

Salomon Brothers                 6.82%          7.85%**             --
30-Year GNMA Index*

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* The Salomon Brothers 30-Year GNMA Index is unmanaged, is on a total-return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product.

**  For the period of 6/30/95 through 12/31/98.

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees: Fees paid directly from your investment.

                   Maximum
                    Sales      Maximum     Maximum
                   Charge     Deferred      Sales
                   (Load)       Sales       Charge
                 Imposed on    Charge       (Load)
                  Purchases    (Load)     Imposed on
                 (as a % of  (as a % of   Reinvested
                  offering   redemption   Dividends/     Redemption  Exchange
                   price)     proceeds)  Distributions      Fee        Fee
                   ------     ---------  -------------      ---        ---

Kemper High
Yield Fund          None        None         None            None       None

Kemper High
Yield Fund II       None        None         None            None       None

Kemper High
Yield
Opportunity Fund    None        None         None            None       None

Kemper Income
And Capital
Preservation
Fund                None        None         None            None       None

Kemper
Short-Term U.S.
Government Fund     None        None         None            None       None

Kemper
Strategic
Income Fund         None        None         None            None       None

Kemper U.S.
Government
Securities Fund     None        None         None            None       None

Kemper U.S.
Mortgage Fund       None        None         None            None       None

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                                              Total Annual
                                                                  Fund
                     Management     Distribution     Other      Operating
                        Fee         (12b-1) Fees   Expenses*    Expenses*
                        ---         ------------   ---------    ---------

Kemper High
Yield Fund              0.52%           None         0.10%       0.62%

Kemper High
Yield Fund II           0.65%           None         0.40%       1.05%

Kemper High Yield
Opportunity Fund        0.65%           None         0.61%       1.26%

Kemper Income And
Capital
Preservation Fund       0.54%           None         0.17%       0.71%

Kemper Short-Term
U.S. Government Fund    0.54%           None         0.26%       0.80%

Kemper Strategic
Income Fund             0.56%           None         0.19%       0.75%

Kemper U.S.
Government
Securities Fund         0.42%           None         0.17%       0.59%

Kemper U.S.
Mortgage Fund           0.51%           None         0.18%       0.69%

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* Estimated for Kemper Short-Term U.S. Government Fund, Kemper Strategic Income Fund, Kemper High Yield Opportunity Fund, Kemper High Yield Fund II and Kemper U.S. Mortgage Fund since no Class I shares were issued as of the respective fiscal year ends.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                              1 Year      3 Years     5 Years    10 Years
                              ------      -------     -------    --------
Kemper High Yield Fund           $64        $199        $346        $774

Kemper High Yield Fund II       $107        $334        $579      $1,283

Kemper High Yield
Opportunity Fund                $128        $400        $692      $1,523

Kemper Income And Capital
Preservation Fund                $73        $227        $395        $883

Kemper Short-Term
U.S. Government Fund             $82        $255        $444        $990

Kemper Strategic
Income Fund                      $77        $240        $417        $930

Kemper U.S. Government
Securities Fund                  $60        $189        $329        $738

Kemper U.S.
Mortgage Fund                    $70        $221        $384        $859

FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of Kemper Short-Term U.S. Government Fund, Kemper Strategic Income Fund, Kemper High Yield Opportunity Fund, Kemper High Yield Fund II and Kemper U.S. Mortgage Fund, since no Class I shares were issued as of the respective fiscal year ends of the funds.

Kemper High Yield Fund

                                                                 December
                                                               29, 1994 to
                                                                September
                                Year ended September 30,           30,
CLASS I                      1999       1998     1997    1996      1995
----------------------------------------------------------------------------
Per share operating performance

Net asset value,
beginning of period          $7.68      8.50      8.23    8.01      7.55
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Income from investment
operations:
  Net investment income        .82       .76       .78     .78       .66
----------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)      (.48)     (.78)      .31     .23       .39
----------------------------------------------------------------------------
  Total from investment
  operations                   .34      (.02)     1.09    1.01      1.05
----------------------------------------------------------------------------
Less distribution
from net investment income     .80       .80       .82     .79       .59
----------------------------------------------------------------------------
Net asset value, end
of period                    $7.22      7.68      8.50    8.23      8.01
----------------------------------------------------------------------------
Total return
(not annualized)             4.36%      (.66)    13.96   13.32     14.37
----------------------------------------------------------------------------
Ratios to average net assets (annualized)

Expenses                      .62%       .60       .62     .61       .61
----------------------------------------------------------------------------
Net investment income       10.49%      9.38      9.44    9.72     10.70
----------------------------------------------------------------------------


                         Year ended September 30,
                        1999       1998        1997       1996      1995
----------------------------------------------------------------------------
Supplemental data for all classes

Net assets at end
of year (in
thousands)           $4,281,395 4,784,262   4,939,302  4,096,939  3,527,954
----------------------------------------------------------------------------
Portfolio turnover
rate                      67%         92          91        102         99
----------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the year ended September 30, 1999 and September 30, 1998.

Kemper Income And Capital Preservation Fund

                                                                    July 3
                                                                      to
                                                                   October
                                    Year ended October 31,           31,
CLASS I                         1999      1998     1997    1996     1995
----------------------------------------------------------------------------
Per share operating performance

Net asset value, beginning
of period                      $8.67       8.53     8.45     8.61     8.52
----------------------------------------------------------------------------
Income from investment
operations:
  Net investment income          .53        .56      .59      .60      .19
----------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)        (.63)       .15      .08     (.15)     .12
----------------------------------------------------------------------------
  Total from investment
  operations                    (.10)       .71      .67      .45      .31
----------------------------------------------------------------------------
Less distribution from net
investment income                .52        .57      .59      .61      .22
----------------------------------------------------------------------------
Net asset value, end of
period                         $8.05       8.67     8.53     8.45     8.61
----------------------------------------------------------------------------
Total return
(not annualized)               (1.23)%     8.62     8.26     5.45     3.65
----------------------------------------------------------------------------
Ratios to average net assets (annualized)

Expenses, before expense
reductions                       .71%       .66      .70      .72      .62
----------------------------------------------------------------------------
Expenses, after expense
reductions                       .71%       .66      .70      .72      .62
----------------------------------------------------------------------------
Net investment income           6.41%      6.52     7.02     7.14     6.87
----------------------------------------------------------------------------

                                     Year ended October 31,
                        1999       1998       1997       1996       1995
----------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end
of year
(in thousands)       $496,191    694,057   613,470    572,998    649,427
----------------------------------------------------------------------------
Portfolio turnover
rate                     108%        121       164         74        182
----------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges.

Kemper U.S. Government Securities Fund

                                                                    July 3
                                                                      to
                                                                   October
                                    Year ended October 31,           31,
CLASS I                         1999      1998     1997    1996     1995
----------------------------------------------------------------------------
Per share operating performance

Net asset value, beginning
of period                       $8.85      8.81     8.74     8.92     8.88
----------------------------------------------------------------------------
Income from investment
operations:
  Net investment income           .55       .59      .66      .64      .22
----------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)        (.40)       .07      .06    (.17)      .04
----------------------------------------------------------------------------
  Total from investment
  operations                      .15       .66      .72      .47      .26
----------------------------------------------------------------------------
Less distribution from net
investment income                 .62       .62      .65      .65      .22
----------------------------------------------------------------------------
Net asset value, end of
period                          $8.38      8.85     8.81     8.74     8.92
----------------------------------------------------------------------------
Total return (not annualized)   1.81%      7.75     8.60     5.56     3.02
----------------------------------------------------------------------------
Ratios to average net assets (annualized)

Expenses, before expense
reductions                       .60%       .57      .60      .59      .53
----------------------------------------------------------------------------
Expenses, after expense
reductions                       .59%       .57      .60      .59      .53
----------------------------------------------------------------------------
Net investment income           6.47%      6.73     7.52     7.35     7.07
----------------------------------------------------------------------------

                                     Year ended October 31,
                         1999       1998       1997       1996      1995
----------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of
year (in thousands)   $2,982,945 3,442,212   3,642,027 4,163,157  4,738,415
----------------------------------------------------------------------------
Portfolio turnover
rate                      177%        150         261       391        362
----------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Per share data were determined based on average shares outstanding during the year ended October 31, 1998.

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I Shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

January 1, 2000